Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at March 31, 2021 were as follows:

Total
Year Ended December 31,
2021 (excluding the three months ended March 31, 2021)	$92,700
2022	127,300
2023	131,150
Thereafter	-
351,150
Less: Imputed interest	(37,318)
Operating lease liabilities	313,832

Operating lease liability - current	103,117
Operating lease liability - non-current	$210,715

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2020 were as follows:

Total
Year Ended December 31,
2021	$123,600
2022	127,300
2023	131,150
Thereafter	-
382,050
Less: Imputed interest	(43,919)
Operating lease liabilities	338,131

Operating lease liability – current	100,170
Operating lease liability - non-current	$237,961

Schedule of Other Supplemental Information Under Operating Lease	The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2021:
Weighted average discount rate	8%
Weighted average remaining lease term (years)	2.79

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2020:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	3.04

Schedule of Future Minimum Lease Payments Under Finance Leases

At March 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021 (excluding the three months ended March 31, 2021)	$79,899
2022	78,379
2023	10,496
Thereafter	-
168,774
Less: Imputed interest	(16,738)
Finance lease liabilities	152,036

Finance lease liability	90,799
Finance lease liability - non-current	$61,237

At December 31, 2020, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021	$106,532
2022	78,379
2023	10,496
Thereafter	-
195,407
Less: Imputed interest	(21,733)
Finance lease liabilities	173,674

Finance lease liability – current	90,565
Finance lease liability - non-current	$83,109

Schedule of Finance Lease Assets

As of March 31, 2021 and December 31, finance lease assets are included in property and equipment as follows:

	March 31,	December 31,
	2021	2020
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(106,912)	(87,337)
Finance lease assets, net of accumulated depreciation	$160,372	$179,947

As of December 31, 2020 and December 31, 2019, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2020	2019
Finance lease assets	$267,284	$109,280
Accumulated depreciation	(87,337)	(17,672)
Finance lease assets, net of accumulated depreciation	$179,947	$91,608